Business Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Business Segment Information [Line Items]
Business Segment Information

10. Business Segment Information

The Company conducts business as two operating segments, Transportation Services and Mobile Health services. In accordance with ASC 280, Segment Reporting, operating segments are components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s business operates in two operating segments because the Company’s entities have two main revenue streams, and the Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources by revenue stream.

The accounting policies of the segments are the same as the accounting policies of the Company as a whole. The Company evaluates the performance of its Transportation services and Mobile Health services segments based primarily on results of operations.

Operating results for the business segments of the Company are as follows:

	Transportation Services	Mobile Health Services	Total
Three Months Ended June 30, 2021
Revenues	$28,936,421	$33,249,576	$62,185,997
(Loss) income from operations	(598,737)	857,496	258,759
Total assets	$94,500,701	$28,634,083	$123,134,784

Depreciation and amortization expense	$(1,756,843)	$(140,208)	$(1,897,051)
Stock compensation	$360,600	9,400	$370,000
Long-lived assets	$25,939,839	$1,905,129	$27,844,968

Three Months Ended June 30, 2020
Revenues	$19,477,389	$3,059,340	$22,536,729
(Loss) income from operations	(2,201,941)	489,434	(1,712,507)
Total assets	$95,201,741	$2,545,558	$97,747,299

Depreciation and amortization expense	$(1,349,961)	$(61)	$(1,350,022)
Stock compensation	$171,768	—	$171,768
Long-lived assets	$24,289,395	$—	$24,289,395
	Transportation Services	Mobile Health Services	Total
Six Months Ended June 30, 2021
Revenues	$47,740,979	$63,814,412	$111,555,391
(Loss) income from operations	(4,000,937)	2,385,739	(1,615,198)
Total assets	$94,500,701	$28,634,083	$123,134,784

Depreciation and amortization expense	$3,354,519	$140,208	$3,494,727
Stock compensation	$752,134	9,400	$761,534
Long-lived assets	$25,939,839	$1,905,129	$27,844,968

Six Months Ended June 30, 2020
Revenues	$32,335,291	$3,578,530	$35,913,821
(Loss) income from operations	(8,340,292)	592,313	(7,747,979)
Total assets	$95,201,741	$2,545,558	$97,747,299

Depreciation and amortization expense	$2,695,621	$61	$2,695,682
Stock compensation	$343,536	—	$343,536
Long-lived assets	$24,289,395	$—	$24,289,395

Long-lived assets include property, plant and equipment, goodwill and intangible assets.

Geographic Information

Revenues by geographic location included in Note 2.

10. Business Segment Information

The Company conducts business as two operating segments, Transportation Services and Mobile Health services. In accordance with ASC 280, Segment Reporting, operating segments are components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s business operates in two operating segments because the Company’s entities have two main revenue streams, and the Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources by revenue stream.

The accounting policies of the segments are the same as the accounting policies of the Company as a whole. The Company evaluates the performance of its Transportation services and Mobile Health services segments based primarily on results of operations.

Operating results for the business segments of the Company are as follows:

	Transportation Services	Mobile Health Services	Total
At Year Ended December 31, 2020
Revenues	$63,188,855	$30,901,803	$94,090,658
(Loss) income from operations	(19,285,424)	4,527,741	(14,757,683)
Total assets	88,632,28	11,539,435	100,172,363
Depreciation and amortization	$5,496,769	$10,886	$5,507,655
Stock compensation	$687,072	—	$687,072
Long-lived assets	$25,710,265	$679,995	$26,390,260

At Year Ended December 31, 2019
Revenues	$46,424,896	$1,874,216	$48,299,112
(Loss) income from operations	(20,920,717)	157,983	(20,762,734)
Total assets	100,963,796	—	100,963,796
Depreciation and amortization	$4,182,271	—	$4,182,271
Stock compensation	$457,467	—	$457,467
Long-lived assets	$22,656,722	—	$22,656,722

Long-lived assets include property, plant and equipment, goodwill and intangible assets.

Geographic Information

Revenues by geographic location included in Note 2.